Segmented Information	3 Months Ended
Jan. 31, 2026
Segmented Information [abstract]
Segmented Information
NOTE 18: SEGMENTED INFORMATION
For management reporting purposes, the Bank

reports its results from business operations

and activities under four key business

segments:

Canadian Personal
and Commercial Banking, U.S. Banking,

Wealth Management and Insurance, and Wholesale

Banking. The Bank’s other activities are grouped

into the Corporate
segment. Effective the first quarter of 2026, the

Bank renamed its U.S. Retail segment to

U.S. Banking to better reflect the segment’s financial

products and
services.
Canadian Personal and Commercial

Banking provides financial products and services

to personal, small business and commercial

customers, and includes
TD Auto Finance Canada. U.S. Banking is

comprised of personal and business banking

in the U.S., TD Auto Finance U.S., and the

U.S. wealth business.

Effective
the first quarter of 2026, non-interest income

within U.S. Banking is adjusted for the Bank’s

share of losses from community-based

tax-advantaged investments
accounted for using the equity method

which are reclassified to provision for income

taxes. The adjustment between non-interest

income and provision for income
taxes reflected in U.S. Banking results is reversed

in the Corporate segment. The adjustment

for the quarter was $
184

million (US$
132

million), compared with
$ 145

million (US$
105

million) in the prior quarter and $
164

million (US$
116

million) in the first quarter last year. Comparative amounts have been reclassified to
conform with the presentation adopted in the

current period. On February 12, 2025, the Bank

sold its entire remaining equity investment in

Schwab.

Prior to the
sale, the Bank’s investment in Schwab was reported

in the U.S. Banking segment,

refer to Note 7 for further details.

Wealth Management and Insurance includes
the Canadian wealth business which provides

investment products and services to institutional

and retail investors, and the insurance

business which provides
property and casualty insurance, as well as

life and health insurance products to customers

across Canada.

Wholesale Banking provides a wide range

of capital
markets, investment banking, and corporate

banking products and services,

including underwriting and distribution

of new debt and equity issues, providing

advice
on strategic acquisitions and divestitures, and

meeting the daily trading, funding, and investment

needs of the Bank’s clients. The Corporate segment

includes the
effects of certain asset securitization programs,

treasury management, elimination of

taxable equivalent adjustments and other

management reclassifications,
corporate level tax items, and residual unallocated

revenue and expenses.
The following table summarizes the segment

results for the three months ended January

31, 2026 and January 31, 2025.
Results by Business Segment 1
(millions of Canadian dollars)
Canadian

Wealth
Personal and Management
Commercial Banking U.S. Banking and Insurance Wholesale Banking 2 Corporate 2 Total
For the three months ended January 31
2026 2025 2026 2025 2026 2025 2026 2025 2026 2025 2026 2025
Net interest income (loss) $ 4,394 $ 4,135 $ 3,296 $ 3,064 $ 406 $ 369 $ (75) $ (107) $ 768 $ 405 $ 8,789 $ 7,866
Non-interest income (loss) 1,027 1,014 789 (118) 3,500 3,229 2,545 2,107 (65) (49) 7,796 6,183
Total revenue 5,421 5,149 4,085 2,946 3,906 3,598 2,470 2,000 703 356 16,585 14,049
Provision for (recovery of)
credit losses 436 521 295 451 – – 172 72 136 168 1,039 1,212
Insurance service expenses – – – – 1,622 1,507 – – – – 1,622 1,507
Non-interest expenses

2,147 2,086 2,468 2,380 1,258 1,173 1,563 1,535 1,317 896 8,753 8,070
Income (loss) before income taxes

and share of net income from
investment in Schwab 2,838 2,542 1,322 115 1,026 918 735 393 (750) (708) 5,171 3,260
Provision for (recovery of)
income taxes

794 711 282 (28) 269 238 174 94 (391) (317) 1,128 698
Share of net income from
investment in Schwab 3,4 – – – 199 – – – – – 32 – 231
Net income (loss) $ 2,044 $ 1,831 $ 1,040 $ 342 $ 757 $ 680 $ 561 $ 299 $ (359) $ (359) $ 4,043 $ 2,793
The retailer program partners’ share of revenues and credit losses is presented in the Corporate segment, with an offsetting amount (representing the partners’ net share) recorded in non-interest expenses, resulting in no impact to Corporate reported net income (loss). Net income (loss) included in the U.S. Banking segment includes only the portion of revenue and credit losses attributable to the Bank under the agreements.
2

Net interest income within Wholesale Banking is calculated on a taxable equivalent basis (TEB). The TEB adjustment reflected in Wholesale Banking is reversed in the Corporate
segment.

3

The after-tax amount for amortization of acquired intangibles was recorded in the Corporate segment.
4

The Bank’s share of Schwab’s earnings was reported with a one-month lag. Refer to

Note 7 for further details.
Total Assets by Business Segment
(millions of Canadian dollars) Canadian Wealth
Personal and Management Wholesale
Commercial Banking U.S. Banking and Insurance Banking Corporate
Total

As at January 31, 2026
Total assets $ 622,046 $ 512,606 $ 26,278 $ 778,643 $ 159,733 $ 2,099,306
As at October 31, 2025
Total assets $ 616,115 $ 530,729 $ 25,231 $ 754,391 $ 168,092 $ 2,094,558